CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS
Property-liability insurance premiums, reinsurance ceded	$ 1,098	$ 1,092	$ 1,056
Life and annuity premiums and contract charges, reinsurance ceded	750	804	838
Property-liability insurance claims and claims expense, reinsurance ceded	927	271	415
Life and annuity contract benefits, reinsurance ceded	653	702	642
Interest credited to contractholder funds, reinsurance ceded	$ 27	$ 32	$ 32